Financial Risk Management Objectives and Policies - Foreign Currency Exchange Rate Risk Sensitivity Analysis Assuming 10% Strengthening of Major Currencies against Functional Currency (Detail) - Foreign currency risk [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 14,964	$ 2,107	¥ 16,276
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	533	75	(298)
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 493	$ 69	¥ 2,375